BETTER 10Q - CORPORATE LINE OF CREDIT AND PRECLOSING BRIDGE NOTES - Issuance of Post-Closing Convertible Notes (Details) - Convertible Debt - Post-Closing Convertible Notes	3 Months Ended
	Oct. 11, 2023 USD ($) day $ / shares	Nov. 30, 2021 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount		$ 750,000,000
Subsequent event
Debt Instrument [Line Items]
Aggregate principal amount	$ 528,600,000
Fixed interest rate	1.00%
First anniversary VWAP	115.00%
VWAP threshold, minimum | $ / shares	$ 8.00
VWAP threshold, maximum | $ / shares	$ 12.00
Redemption price percentage	115.00%
Threshold percentage stock price trigger	130.00%
Threshold trading days | day	20
Threshold consecutive trading days | day	30
Amount able to designate as senior	$ 150,000,000